Summary of Significant Accounting Policies (Details) $ / shares in Units, $ in Thousands			3 Months Ended	12 Months Ended
	Jul. 15, 2021 shares	May 04, 2021 shares	Jul. 31, 2021 Business	Dec. 31, 2021 USD ($) REPORTINGUNIT	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2021 shares	Dec. 31, 2021	Nov. 03, 2021 $ / shares	Sep. 14, 2021 USD ($)	Jan. 01, 2021 USD ($)	Oct. 31, 2020 $ / shares shares
Class of Warrant or Right [Line Items]
Recapitalization exchange ratio (in shares)		653.109
Number of reporting units | REPORTINGUNIT				1
Earn-out consideration (in shares) | shares		7,500,000
Number of acquisitions | Business			4
Reverse recapitalization transaction, net (in shares) | shares	7,500,000	89,827,310
Advertising expense				$ 3,200	$ 3,300	$ 4,700
Right-of-use assets, net				14,992	$ 0
Operating lease liability				16,493
ASU 2016-02 | Adjustment
Class of Warrant or Right [Line Items]
Right-of-use assets, net											$ 12,300
Operating lease liability											13,500
Decrease to deferred rent											$ 1,200
Level 3 | Minimum | Valuation, Monte Carlo Simulation [Member] | Exercise price
Class of Warrant or Right [Line Items]
Warrant, measurement input							10.00	10.00
Level 3 | Maximum | Valuation, Monte Carlo Simulation [Member] | Exercise price
Class of Warrant or Right [Line Items]
Warrant, measurement input							18.00	18.00
Convertible debt | 1.25% Convertible Senior Notes Due 2026
Class of Warrant or Right [Line Items]
Face amount										$ 750,000
Stated interest rate								1.25%		1.25%
Convertible debt | 1.25% Convertible Senior Notes Due 2026 | Level 2
Class of Warrant or Right [Line Items]
Fair value of debt				$ 794,325
Public warrants
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares) | shares							0					15,333,333
Warrants, exercise price (in dollars per share) | $ / shares									$ 11.50
Private placement warrants
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares) | shares							7,000,000					9,333,333
Warrants, exercise price (in dollars per share) | $ / shares												$ 11.50